Combined Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 323.4	$ 258.8
Accounts receivable, net of allowances of $8.8 (2018) and $9.8 (2017)	567.4	585.0
Other receivables	34.5	45.7
Inventories (Note 6)	1,062.3	875.6
Prepaid expenses and other	136.1	182.3
Total current assets	2,123.7	1,947.4
Noncurrent Assets
Investments (Note 9)	12.3	9.0
Goodwill (Note 8)	2,969.2	2,576.5
Other intangibles, net (Note 8)	2,672.8	2,621.0
Other noncurrent assets	242.0	204.0
Property and equipment, net (Note 9)	920.3	741.8
Total assets	8,940.3	8,099.7
Current Liabilities
Accounts payable	203.8	228.2
Employee compensation	89.3	83.2
Sales rebates and discounts	165.5	159.1
Income taxes payable (Note 11)	4.8	7.5
Other current liabilities	184.5	151.4
Total current liabilities	643.1	629.4
Noncurrent Liabilities
Accrued retirement benefits (Note 12)	139.0	113.8
Deferred taxes (Note 11)	251.9	227.5
Other noncurrent liabilities	126.0	111.6
Total liabilities	1,160.0	1,082.3
Equity
Net parent company investment	8,036.9	7,474.3
Accumulated other comprehensive loss (Note 14)	(256.6)	(456.9)
Total equity	7,780.3	7,017.4
Total liabilities and equity	$ 8,940.3	$ 8,099.7